Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial information by segment [Abstract]
Loss attributable to the Company	$ (8,957)	$ (4,764)
Profit attributable to non-controlling interests	5,267	3,254
Income tax	9,577	4,650
Share of (profits)/losses of associates	1,823	1,407
Financial expense, net	99,289	101,611
Depreciation, amortization, and impairment charges	75,736	74,624
Total segment Further Adjusted EBITDA	179,089	177,968
Reconciling Item [Member]
Financial information by segment [Abstract]
Loss attributable to the Company	(8,957)	(4,764)
Profit attributable to non-controlling interests	5,267	3,254
Income tax	9,577	4,650
Share of (profits)/losses of associates	(1,823)	(1,407)
Financial expense, net	99,289	101,611
Depreciation, amortization, and impairment charges	75,736	74,624
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 179,089	$ 177,968